Other Assets, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ASSETS, NET [Abstract]
Deferred tax assets, net	$ 12,729	$ 18,704
Accrued interest income	7,925	2,273
Employee advance	2,793	6,093
Others	1,380	2,020
Total	$ 24,827	$ 29,090